GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15GA

Exhibit 99.1 - Schedule 6

GS Loan ID	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXXX	Property_Type	SFD	PUD (Only for use with Single Family Detached Homes with PUD riders)	FALSE
XXXX	XXXXX	Sales_Price	XXX	XXX	FALSE